Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Operating expenses
General and administrative	$ 146,636	$ 148,616	$ 185,366
Professional, other fees and salaries	391,406	610,052	647,710
Stock-based compensation	6,517	217,965	41,484
Travel and entertainment	37,631	63,360	59,504
Depreciation of property and equipment	16,492	16,492	25,878
Amortization of patents	0	0	3,877
Foreign exchange (gain)	(21,404)	(62,613)	(176,477)
Total operating expenses	577,278	993,872	787,342
Other expenses (income)
Accretion expense	272,501	279,834	1,179,603
Interest expense	604,664	540,929	469,425
Other finance expenses	24,227	86,352	13,233
Loss on revaluation of warrant liabilities	826,393	0	0
Loss on debt settlement	118,784	0	0
Loss (gain) on revaluation of derivative liabilities	78,915	(658,503)	(409,607)
Loss on conversion of convertible debentures	45,535	21,120	94,326
Loss (gain) on repayment of convertible debentures	62,253	27,243	(47,877)
Loss on extinguishment of convertible debentures	452,248	1,400,823	200,650
Total other expenses	2,485,520	1,697,798	1,499,753
Loss before income tax provision	(3,062,798)	(2,691,670)	(2,287,095)
Income tax provision	0	0	0
Net loss and comprehensive loss	$ (3,062,798)	$ (2,691,670)	$ (2,287,095)
Weighted average number of outstanding shares, basic (in shares)	529,474,454	490,310,376	451,177,796
Weighted average number of outstanding shares, diluted (in shares)	529,474,454	490,310,376	451,177,796
Loss per share, basic	$ (0.01)	$ (0.01)	$ (0.01)
Loss per share, diluted	$ (0.01)	$ (0.01)	$ (0.01)